GFH Intermediate Holdings Ltd Acquisition (Details) $ / shares in Units, $ in Thousands	Jul. 01, 2020 USD ($) $ / shares shares
GFH Intermediate Holdings Ltd Acquisition [Abstract]
Principal amount | $	$ 25,000
Converted shares of common stock | shares	22,727,273
Conversion price per share | $ / shares	$ 1.1
Statutory income tax rate	26.00%